AOCI - Significant reclassification adjustments (Details 3) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reclassification adjustments, included in net income
Income tax expense/(benefit)	SFr 4,048	SFr 1,026	SFr 801
Gains/(losses) on cash flow hedges
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	(767)	(41)	87
Gains/(losses) on cash flow hedges | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income, before tax	(958)	(40)	101
Income tax expense/(benefit)	191	(1)	(14)
Cumulative translation adjustments
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	0	6	17
Unrealized gains/(losses) on securities
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	(5)	0	32
Accumulated other comprehensive income
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	(635)	288	440
Net prior service credit/ (cost)
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	(80)	(95)	(143)
Net prior service credit/ (cost) | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income, before tax	(98)	(118)	(176)
Income tax expense/(benefit)	18	23	33
Actuarial gains/(losses)
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	248	315	290
Actuarial gains/(losses) | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income, before tax	307	388	355
Income tax expense/(benefit)	(59)	(73)	(65)
Bank
Reclassification adjustments, included in net income
Income tax expense/(benefit)	3,973	938	697
Bank | Gains/(losses) on cash flow hedges
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	(768)	(41)	87
Bank | Gains/(losses) on cash flow hedges | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income, before tax	(959)	(40)	101
Income tax expense/(benefit)	191	(1)	(14)
Bank | Cumulative translation adjustments
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	0	6	17
Bank | Unrealized gains/(losses) on securities
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	(5)	0	32
Bank | Accumulated other comprehensive income
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	(786)	88	305
Bank | Net prior service credit/ (cost)
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	1	1	0
Bank | Actuarial gains/(losses)
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	17	19	12
Bank | Actuarial gains/(losses) | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income, before tax	21	23	13
Income tax expense/(benefit)	SFr (4)	SFr (4)	SFr (1)